GENERAL AND ADMINISTRATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL AND ADMINISTRATION
General and administration	$ 31,382	$ 31,644
Salaries, wages and benefits	34,494	24,414
Workers' participation	544	587
General and administrative subtotal	66,420	56,645
Share-based payments	31,320	11,442
Total general and administrative expense	$ 97,740	$ 68,087